Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic Loss per Share and Diluted Loss per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2016, 2017 and 2018 as follows:

	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2018
Numerator:
Net loss attributable to Qutoutiao Inc.	(10,862,379)	(94,759,689)	(1,942,571,687)
Accretion on Series A convertible redeemable preferred shares redemption value	—	(5,213,802)	(15,718,213)
Accretion on Series A1 convertible redeemable preferred shares redemption value	—	(798,981)	(4,840,875)
Accretion on Series B1 convertible redeemable preferred shares redemption value	—	—	(37,001,459)
Accretion on Series B2 convertible redeemable preferred shares redemption value	—	—	(31,800,587)
Accretion on Series B3 convertible redeemable preferred shares redemption value	—	—	(12,312,158)
Accretion on Series C1 convertible redeemable preferred shares redemption value	—	—	(133,451)
Deemed dividend to preferred shareholders (note 12)	—	—	(1,916,871)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (note 17)	—	—	(978,201)
Gains on repurchase of convertible redeemable preferred shares (note 12)	—	—	18,332,152
Net loss attributable to ordinary shareholders-Basic and diluted	(10,862,379)	(100,772,472)	(2,028,941,350)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding (Note)
Basic and diluted	24,062,500	24,062,500	35,000,472
Basic and diluted loss per share	(0.45)	(4.19)	(57.97)
Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding (Note)
Basic and diluted	96,250,000	96,250,000	140,001,888
Basic and diluted loss per ADS	(0.11)	(1.05)	(14.49)

Schedule of Share Equivalent Excluded from Computation of Diluted Net Loss per Ordinary Share

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31, 2017	December 31, 2018
Preferred shares — weighted average	1,425,137	10,134,756
Share options — weighted average	8,496,225	9,857,447
Restricted shares — weighted average	—	6,976,785